Rental Properties, Net - Schedule of Investments in Rental Properties (Q2) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Rental Properties, Net:
Land	$ 119,028	$ 119,028	$ 119,028
Building and improvements	722,891	720,420	716,839
Furniture, fixtures and equipment	26,961	25,906	23,903
Construction in progress	163	1,955	490
Rental properties, gross	869,043	867,309	860,260
Less: accumulated depreciation	(151,729)	(131,779)	(92,522)
Rental properties, net	$ 717,314	$ 735,530	$ 767,738